BUSINESS COMBINATION - Longhua Logistics (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Sep. 17, 2018	Aug. 30, 2018	Dec. 31, 2017
Liabilities
Contract liabilities	¥ (1,638,826)	¥ (1,579,322)
Total purchase consideration				¥ 3,000
East Light Logistics
BUSINESS COMBINATION
Equity interest acquired (as a percent)				51.00%
Assets
Property, plant and equipment			¥ 3,839		¥ 2,901
Inventories			2,207		127
Other current assets			608		200
Trade and notes receivables			6,828		6,704
Cash and cash equivalents			403		281
Liabilities
Trade and notes payables			(4,647)		(2,062)
Contract liabilities			(1,504)
Income tax payable					(130)
Other payables and accrued expenses			(2,065)		(1,323)
Net assets			5,669		6,698
Non-controlling interests			(2,778)		¥ (3,281)
Net assets acquired			2,891
Difference recognized in equity			413
Total purchase consideration			¥ 3,304